Organization and Business Operations (Details)								2 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Dec. 20, 2023	Nov. 20, 2023 USD ($)	Oct. 20, 2023 USD ($)	Apr. 14, 2023 $ / shares shares	Dec. 05, 2022 USD ($) $ / shares shares	Oct. 21, 2021 USD ($) $ / shares shares	Oct. 18, 2021 shares	May 31, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 21, 2021 USD ($)
Organization and Business Operations
Purchase price, per unit | $ / shares						$ 10.20
Condition for future business combination use of proceeds percentage												80		80
Condition for future business combination threshold percentage ownership												50		50
Share price | $ / shares					$ 10
Obligation to redeem public shares if entity does not complete a business combination (as a percent)						100.00%						100.00%		100.00%
Redemption of shares calculated based on business days prior to consummation of business combination (in days)						10 days
Withdrew from trust account to pay taxes									$ 0	$ 0		$ 103,515,624	$ 0	$ 307,146	$ 0
Market price | $ / shares					$ 12.50
Business combination revenue					$ 68,500,000
Cash									27,900		$ 931,271	27,900		222,266	$ 931,271
Working capital deficit									2,827,292			2,827,292		124,865
Outstanding balance of related party loans									981,460			981,460
Share issued value other					$ 100,000,000
Common stock issued to Sponsors (in shares) | shares							250,000
Amount deposited into trust account											$ 117,300,000
Proceeds from related party debt												181,819
Outstanding working capital loans									$ 0			$ 0		$ 0
Subsequent event
Organization and Business Operations
Amount deposited into trust account			$ 81,747
Cash deposited into trust account			$ 81,747
Common Stock
Organization and Business Operations
Common stock issued to Sponsors (in shares) | shares											2,875,000
Common stock subject to possible redemption | shares				9,865,056
Monthly extension | Common Stock
Organization and Business Operations
Deposit into trust account price per share | $ / shares				$ 0.05
Class A Common Stock
Organization and Business Operations
Obligation to redeem public shares if entity does not complete a business combination (as a percent)												100.00%
Class A Common Stock | Monthly extension
Organization and Business Operations
Cash deposited into trust account		$ 490,484
Earnout shares
Organization and Business Operations
Market price | $ / shares									$ 12.50			$ 12.50		$ 12.50
Business combination revenue												$ 68,500,000		$ 68,500,000
Common stock issued to Sponsors (in shares) | shares					2,400,000							2,400,000		2,400,000
Warrants
Organization and Business Operations
Share price | $ / shares									$ 9.20			$ 9.20		$ 9.20
Private Placement Warrants
Organization and Business Operations
Number of shares received by the holder | shares														675,000
Initial public offering
Organization and Business Operations
Sale of units, net of underwriting discounts (in shares) | shares						11,500,000
Purchase price, per unit | $ / shares						$ 10.00
Proceeds from issuance initial public offering						$ 115,000,000
Payments for investment of cash in Trust Account						$ 117,300,000
Share price | $ / shares						$ 10.20
Obligation to redeem public shares if entity does not complete a business combination (as a percent)						100.00%						100.00%
Cash						$ 24,991
Working capital						$ 1,463,454
Number of months for completing a initial business combination						18 months
Underwriting commissions						$ 2,300,000										$ 2,300,000
Other offering costs						522,937										522,937
Allocated to temporary equity						2,686,076										2,686,076
Allocated to additional paid-in capital						136,861										136,861
Transaction costs						$ 2,822,937										$ 2,822,937
Percentage of redeem				100.00%
Common stock subject to possible redemption | shares						11,500,000
Initial public offering | Common Stock
Organization and Business Operations
Common stock issued to Sponsors (in shares) | shares				1,634,944
Redemption of common stock shares remaining outstanding | shares				5,184,944
Initial public offering | Monthly extension | Common Stock
Organization and Business Operations
Additional months of election	8 months
Private placement
Organization and Business Operations
Number of shares received by the holder | shares						675,000								675,000
Price of warrant | $ / shares						$ 10.00
Proceeds from private placement units						$ 6,750,000								$ 6,750,000
Private placement | Private Placement Warrants
Organization and Business Operations
Number of shares received by the holder | shares						675,000			506,250			506,250		506,250
Price of warrant | $ / shares						$ 10.00
Proceeds from private placement units						$ 6,750,000
Over-allotment option
Organization and Business Operations
Sale of units, net of underwriting discounts (in shares) | shares						1,500,000
Purchase price, per unit | $ / shares						$ 10.00
Over-allotment option | Private Placement Warrants
Organization and Business Operations
Price of warrant | $ / shares														$ 10.00
Sponsor
Organization and Business Operations
Proceeds from related party debt												$ 25,000		$ 25,000
Working capital								$ 1,000,000
Sponsor | Private placement | Private Placement Warrants
Organization and Business Operations
Proceeds from private placement units						$ 2,150,000
Promissory note with related party
Organization and Business Operations
Maximum borrowing capacity of related party promissory note									$ 400,000			400,000		400,000
Repayment of promissory note - related party												$ 323,190		323,190
Unsecured Promissory Note with Related Party
Organization and Business Operations
Outstanding balance of related party loans														$ 0